Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments [Line Items]
Investment at fair value-securities beginning	$ 216,518
Investment at fair value-securities ending	8,000	$ 216,518
Level 1 [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments [Line Items]
Investment at fair value-securities beginning	216,518
Investment at fair value-securities ending	8,000	216,518
Level 2 [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments [Line Items]
Investment at fair value-securities beginning
Investment at fair value-securities ending
Level 3 [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair value of financial instruments [Line Items]
Investment at fair value-securities beginning
Investment at fair value-securities ending